Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Disaggregation of Revenue from Contracts with Customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2021	2020	2019
Sale of upholstery furniture	373,936	280,210	329,162
Sale of home furnishing accessories	39,803	33,325	39,623
Sale of polyurethane foam	7,660	6,848	9,665
Sale of other goods	5,976	7,960	8,512
Total	427,375	328,343	386,962

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2021	2020	2019
Europe, Middle East and Africa	197,584	165,025	183,794
Americas	157,373	99,383	137,665
Asia-Pacific	72,418	63,935	65,503
Total	427,375	328,343	386,962

Geographical location of customers	2021	2020	2019
United States of America	117,012	73,676	97,723
Italy	53,157	46,269	48,557
China	48,857	38,339	39,258
United Kingdom	45,864	36,463	39,416
Spain	15,864	13,039	14,846
Brazil	14,166	8,641	12,120
Canada	13,127	9,233	18,355
Belgium	9,250	7,281	7,809
South Korea	7,574	7,151	5,626
Mexico	7,509	4,829	6,117
Australia	6,335	6,867	8,668
Switzerland	5,280	3,783	5,643
Israel	5,236	3,997	4,022
Japan	3,993	5,320	4,829
France	3,856	5,975	8,493
Other countries (none greater than 5%)	70,295	57,480	65,480
Total	427,375	328,343	386,962

Distribution channels	2021	2020	2019
Wholesale (distributors and retailers)	359,021	274,070	320,263
Directly operated stores (end consumers)	68,354	54,273	66,699
Total	427,375	328,343	386,962

Brands	2021	2020	2019
Natuzzi Editions	203,849	152,452	160,136
Natuzzi Italia	156,977	115,155	135,500
Private label	52,922	45,928	73,149
Other	13,627	14,808	18,177
Total	427,375	328,343	386,962

Timing of revenue recognition	2021	2020	2019
Goods transferred at a point in time	426,200	326,705	385,510
Goods and services transferred over time	1,175	1,638	1,452
Total	427,375	328,343	386,962

Disclosure Of Information About Receivables And Contract Liabilities From Contracts With Customers Explanatory

The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/21	31/12/20
Trade receivables	41,259	33,934
Trade receivables included in “assets held for sale”	—	1,304
Contract liabilities	28,202	24,183

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2021 and 2020 is as follows:

	31/12/21	31/12/20
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	5,960	6,343
Total	6,343	6,726
Sale of Natuzzi Display System
Within a year	1,009	1,183
More than a year	1,169	1,430
Total	2,178	2,613
Sale of Service-Type Warranties
Within a year	199	266
More than a year	276	260
Total	475	526